Supplementary Information to Statements of Income (Tables)	12 Months Ended
Mar. 31, 2012
Research and Development Expenses and Advertising Costs

The following information shows research and development expenses and advertising costs, for the years ended March 31, 2012, 2011 and 2010. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Research and development expenses	¥54,843	¥49,005	¥46,449	$668,817
Advertising costs	2,357	2,627	2,417	28,744

Shipping and Handling Costs Included in Selling, General and Administrative Expenses

Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2012, 2011 and 2010, were as follows:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Shipping and handling costs	¥45,231	¥37,706	¥25,697	$551,598

Other Operating Income (Expenses), Net

Other operating income (expenses), net for the years ended March 31, 2012, 2011 and 2010, were comprised of the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Gain on sale of property	¥1,294	¥2,432	¥1,036	$15,781
Loss on disposal or sale of fixed assets*	(2,487)	(1,553)	(2,907)	(30,329)
Other*	1,979	(7,780)	(8,481)	24,133

Total	¥786	¥(6,901)	¥(10,352)	$9,585

*	For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million and ¥2,787 million respectively resulted from the Great East Japan Earthquake.

Other Income (Expenses), Net

Other income (expenses), net for the years ended March 31, 2012, 2011 and 2010, were comprised of the following:

	Millions of yen			Thousands of U.S. dollars
	2012	2011	2010	2012
Interest income –
Installment receivables	¥289	¥503	¥1,206	$3,524
Other	2,632	2,670	3,785	32,098
Dividends	855	1,320	1,167	10,427
Interest expense	(7,784)	(6,475)	(8,502)	(94,927)
Net gain (loss) from sale of investment securities	(2,516)	(54)	679	(30,683)
Exchange gain (loss), net	3,864	(4,193)	1,066	47,122
Other	(4,074)	3,109	(1,457)	(49,683)

Total	¥(6,734)	¥(3,120)	¥(2,056)	$(82,122)